Operating Segments	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS

Note 25: - Operating Segments

a.	General

The operating segments are identified on the basis of information that is reviewed by the chief operating decision makers (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Company is organized into operating segments based on the products and services of the business units and has two operating segments as follows:

Proprietary Products	Development, manufacturing, sales and distribution of plasma-derived protein therapeutics.

Distribution	Distribute imported drug products in Israel, which are manufactured by third parties.

Segment performance is evaluated based on revenues and gross profit in the financial statements.

The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis. Items that were not allocated, mainly the Company’s corporate office, research and development costs, sales and marketing costs, general and administrative costs and financial costs (consisting of finance expenses and finance income and including fair value adjustments of financial instruments), are managed on a Company basis.

The segment liabilities do not include loans and financial liabilities as these liabilities are managed on a Company basis. The Company's CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

b.	Reporting on operating segments

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2023
Revenues	$115,458	$27,061	$142,519
Gross profit	$52,116	$3,374	$55,490
Unallocated corporate expenses			(45,426)
Finance income, net			(1,635)

Income before taxes on income			$8,429

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Year Ended December 31, 2022
Revenues	$102,598	$26,741	$129,339
Gross profit	$44,369	$2,334	$46,703
Unallocated corporate expenses			(42,171)
Finance income, net			(6,791)

Income before taxes on income			$(2,259)

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousand

Year Ended December 31, 2021
Revenues	$75,521	$28,121	$103,642
Gross profit	$27,327	$3,001	$30,328
Unallocated corporate expenses			(31,024)
Finance expense, net			(1,189)

Loss before taxes on income			$(1,885)